ASSETS HELD FOR SALE AND INVENTORIES (Details 3) - COP ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and cash equivalents		$ 18,730,810	$ 18,165,644	$ 20,460,245	$ 18,805,577
Financial assets investment		17,361,475	16,377,253
Premises and equipment, net		3,368,647	3,127,405	$ 3,115,697
Prepaid expenses		346,012	287,550
Deferred tax		704,801	559,220
Assets held for sale		345,423	212,487
Other assets		3,234,181	2,479,037
Total assets		220,113,618	203,908,211
Liabilities
Borrowings from other financial institutions		16,337,964	13,822,152
Tax liabilities		166,472	161,966
Deferred tax liabilities		2,122,001	1,784,575
Other liabilities		6,768,253	5,796,482
Total liabilities		193,458,393	179,478,661
Assets and liabilities classified as held for sale [member]
Assets
Cash and cash equivalents		12,476	19,072
Financial assets investment		0	2,486
Premises and equipment, net		164,356	109,469
Prepaid expenses		412	101
Tax receivables		7,093	8,028
Deferred tax		1,551	1,103
Assets held for sale		721	4,691
Other assets		22,393	12,368
Total assets	[1]	209,002	157,318
Liabilities
Borrowings from other financial institutions		150,254	90,109
Tax liabilities		1,054	611
Deferred tax liabilities		4,832	4,908
Other liabilities		7,456	7,348
Total liabilities		$ 163,596	$ 102,976

[1]	In September 2018, the management adjusted the book value of FiduPerú S.A. Sociedad Fiduciaria based on the fair value of the company, recognizing an impairment in the Income Statement for COP 4,391.